Consolidated Statements of Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Shares [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2020	$ 12,199.4	$ 3.1	$ 9,121.6	$ 10,086.9	$ (297.8)	$ (6,719.6)	$ 5.2
Balance, shares at Dec. 31, 2020		311.4				(103.8)
Net earnings	402.1			401.6			0.5
Other comprehensive income (loss)	66.2				66.2
Cash dividends declared	(200.4)			(200.4)
Stock compensation plans	199.1		193.2	4.1		$ 1.8
Stock compensation plans, shares		1.4
Balance at Dec. 31, 2021	12,666.4	$ 3.1	9,314.8	10,292.2	(231.6)	$ (6,717.8)	5.7
Balance, shares at Dec. 31, 2021		312.8				(103.8)
Net earnings	232.4			231.4			1.0
Other comprehensive income (loss)	(8.8)				(8.8)
Cash dividends declared	(201.3)			(201.3)
Reclassifications of net investment hedges	25.9				25.9
Spinoff of ZimVie Inc.	(728.2)			(763.4)	35.2
Stock compensation plans	190.6		189.6	0.4		$ 0.6
Stock compensation plans, shares		1.0
Share repurchases	(150.0)					$ (150.0)
Share repurchases, shares						(1.0)
Balance at Dec. 31, 2022	12,027.0	$ 3.1	9,504.4	9,559.3	(179.3)	$ (6,867.2)	6.7
Balance, shares at Dec. 31, 2022		313.8				(104.8)
Net earnings	1,025.1			1,024.0			1.1
Other comprehensive income (loss)	(11.7)				(11.7)
Cash dividends declared	(200.1)			(200.1)
Stock compensation plans	195.8		193.6	1.3		$ 1.0
Stock compensation plans, shares		1.2
Embody, Inc. acquisition consideration	150.5	$ 0.1	150.4
Embody, Inc. acquisition consideration, shares		1.2
Share repurchases	(698.4)		(2.3)			$ (696.1)
Share repurchases, shares						(5.8)
Balance at Dec. 31, 2023	$ 12,488.1	$ 3.2	$ 9,846.1	$ 10,384.5	$ (191.0)	$ (7,562.3)	$ 7.7
Balance, shares at Dec. 31, 2023		316.2				(110.6)